Interest-Bearing Loans from Banks and Others	12 Months Ended
Dec. 31, 2017
Interest-Bearing Loans from Banks and Others [Abstract]
INTEREST-BEARING LOANS FROM BANKS AND OTHERS
NOTE 21:-	INTEREST-BEARING LOANS FROM BANKS AND OTHERS

a.	Composition

	In NIS	In NIS
	linked	non				Swedish	Norwegian
	to CPI	linked	In C$	In US$	In €	Krona	Krone	Total
	NIS in millions
December 31, 2017
Banks	358	106	352	1,700	974	-	420	3,910
Other financial institutions	164	-	-	601	-	-	-	765
Total	522	106	352	2,301	974	-	420	4,675
Current maturities	11	2	-	32	5	-	-	50
Net of current maturities	511	104	352	2,269	969	-	420	4,625
December 31, 2016
Total	531	299	3,162	3,106	1,019	2	443	8,562
Net of current maturities	520	297	2,828	3,082	1,013	-	443	8,183

The composition of classification of loans by fixed or variable interest rate:

	In NIS	In NIS
	linked	non				Swedish	Norwegian
	to CPI	linked	In C$	In US$	In €	Krona	Krone	Total
	NIS in millions
December 31, 2017
Fixed interest rate	522	-	-	601	-	-	-	1,123
Weighted average effective interest rate (%)	2.5	-	-	5.8	-	-	-
Variable interest rate	-	106	352	1,700	974	-	420	3,552
Weighted average effective interest rate (%)	-	2.9	3.2	3.6	2.3	-	2.2

b.	Maturity dates

	In NIS	In NIS
	linked	non				Swedish	Norwegian
	to CPI	linked	In C$	In US$	In €	Krona	Krone	Total
	NIS in millions
December 31, 2017
Year 1 - current maturities	11	2	-	32	5	-	-	50
Year 2	354	16	-	1,229	420	-	-	2,019
Year 3	4	2	135	280	7	-	-	428
Year 4	1	2	217	255	8	-	-
Year 5	51	84	-	159	8	-	420	722
Year 6 and thereafter	101	-	-	346	526	-	-	973
	511	104	352	2,269	969	-	420	4,625
	522	106	352	2,301	974	-	420	4,675

c.	As for charges, refer to Note 28.

d.	Contracted restricted and financial covenants

Certain loans and credit facilities which the Company and its subsidiaries obtained in the ordinary course of business, include

1.	The Company

a)	Ratio of actual drawn credit to market value of securities (marketable securities of public Company's) in the maximum range of 50% to 80% as was determined in the credit agreements.

b)	Minimum shareholders' equity (excluding non-controlling interests) of NIS 3.75 billion for the Company.

c)	Ratio of net interest bearing liabilities to value of total assets, based on consolidated financial statements, shall not exceed 75%.

d)	Ratio of net interest bearing liabilities to value of total assets, based on expanded solo financial statements (the Company and other fully owned private entities) of the Company, shall not exceed 77.5%, based on the equity method accounting.

e)	Equity attributable to equity holders of ATR shall not be less than € 1.5 billion.

f)	Liabilities bearing net interest of ATR to total consolidated balance sheet of ATR shall not be higher than 45%.

g)	Ratio of actual debt to value of securities (pledged CTY shares which fair value is the average of its market value and net asset value) shall not exceed 70%.

h)	The Company's average quarterly EPRA Earnings, calculated according to the European Public Real Estate Association, over any two consecutive quarters, shall not be less than NIS 60 million.

i)	The ratio of total equity (including equity loans, but excluding minority interests, derivatives at fair value and the tax effect with respect thereto) to the total assets of CTY shall not be less than 30%.

j)	The ratio of shares pledged to the bank shall not be less than 15% of the issued and paid up share capital of CTY and also that, in the event of a financial institution (which is not a financial manager of others or for others) holding CTY shares for itself at a rate in excess of 15%, the Company shall pledge additional CTY shares to the bank so that the pledged shares as a percentage of the total issued and paid up capital of CTY shall be at least 5% higher than the percentage held by the aforementioned financial institution in the issued and paid up capital of CTY, but not more than 30.1% of the issued and paid up capital of CTY.

k)	The ratio of CTY shares held directly and indirectly by the Company shall not be less than 30% of the share capital of CTY.

l)	Ratio of CTY's EBITDA (with certain adjustments) to CTY’s net financial expenses shall not be less than 1.6.

m)	The ratio of FCR shares held directly and indirectly by the Company shall not be less than 20% of the share capital of FCR.

n)	Ratio of FCR's net financial debt according to the portion of FCR shares pledged to the bank, with the addition of the leverage that is reflected by the amount of utilized bank credit out of the total credit facility, to FCR's EBITDA shall not exceed 14.2 and shall not exceed 13.5 over any three consecutive quarters.

o)	Ratio of quarterly dividend from FCR shares secured to a credit facility, to the actual quarterly interest payments on the credit facility over any three consecutive quarters shall not be less than 1.5 (or 1.75, if shareholders equity lower than NIS 5.5 billion or the ratio of the consolidated net financial debt exceeds 62.5%).

p)	Ratio of FCR's EBITDA to FCR's finance expenses shall not be less than 1.55 or 1.75 over three consecutive quarters.

q)	Ratio of FCR's proportional of net financial debt, with the addition of the utilized credit out of the total credit facility, to the proportion of calculated FCR's real estate value (by the ratio of FCR's shares that are pledged) shall not exceed 82% and shall not exceed 80% over any three consecutive quarters.

r)	Ratio of quarterly dividend from FCR shares secured to a credit facility shall not be less than CAD 0.8 per share.

s)	Ratio of FCR's net debt to net assets shall not exceed 65%.

t)	Ratio of debt service (EBITDA to principal and interest payments) shall not be less than 1.5.

2.	CTY

a)	Ratio of shareholders' equity (plus debt components with equity characteristics) to total assets shall not be less than 32.5%.

b)	Minimum debt coverage ratio (EBITDA to net interest expense) of 1.8.

3.	ATR

Financial ratios such as debt to value of total assets and debt coverage ratios.

4.	Gazit Development

Shareholders' equity shall not be less than NIS 425 million and the shareholders' equity including owners loans shall not be less than 25% of total assets; debt coverage ratios and debt to value of collateral; financial debt to NOI; negative pledge on some properties.

5.	The Company's investees have other customary financial covenants, such as debt coverage ratios for principal and/or interest, leverage ratios and ratio of NOI to debt among others.

Furthermore, in certain loan documents of the Company and its investees, there are customary provisions for immediate loan repayment, including: change of control in a company or in companies whose securities are pledged to secure credit, restructuring, certain material legal proceedings (including dissolution and liquidation of assets, as well as court judgments), discontinued operations, suspension of trading of securities pledged to secure credit or of securities of the Company cross default under certain conditions, holding minimum interest in investees by the Company, minimum value of unsecured assets, service of certain officers etc.

As of December 31, 2017, the Company and its subsidiaries are in compliance with all the aforementioned covenants.